Document And Entity Information	Jan. 27, 2023
Document Information Line Items
Entity Registrant Name	ABCO ENERGY, INC.
Trading Symbol	ABCE
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001300938
Document Period End Date	Jan. 27, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55235
Entity Tax Identification Number	46-5342309
Entity Address, Address Line One	2505 N. Alvernon Way
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85712
City Area Code	(520)
Local Phone Number	777-0511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Security Exchange Name	NONE